UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 226, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2013

(Unaudited)

1-800-320-2185

www.epiphanyfunds.com

EPIPHANY FFV FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

DANA LARGE CAP CORE FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

EPIPHANY FFV LATIN AMERICA FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

EPIPHANY FFV GLOBAL ECOLOGIC FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Epiphany FFV Fund
	Schedule of Investments
	April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 98.04%

Accident & Health Insurance - 1.99%
5,311	Aflac, Inc.	$ 289,131

Agricultural Chemicals - 1.57%
2,500	Agrium, Inc.	229,175

Aircraft Engines & Engine Parts - 2.34%
3,740	United Technologies Corp.	341,424

Biological Products (No Diagnostic Substances) - 3.76%
10,824	Gilead Sciences, Inc.	548,127

Computer Storage Devices - 2.04%
13,253	EMC Corp.	297,265

Crude Petroleum & Natural Gas - 1.87%
4,947	Devon Energy Corp.	272,382

Dolls & Stuffed Toys - 1.94%
6,200	Mattel, Inc.	283,092

Drilling Oil & Gas Wells - 1.36%
5,142	Seadrill, Ltd.	197,915

Electric & Other Services Combined - 2.19%
8,500	Exelon Corp.	318,835

Electromedical & Electrotherapeutic Apparatus - 3.92%
6,458	Medtronic, Inc.	301,459
6,539	St. Jude Medical, Inc.	269,538
		570,997
Electronic & Other Electrical Equipment (No Computer Equipment) - 2.13%
5,600	Emerson Electric Co.	310,856

Electronic Computers - 1.55%
510	Apple, Inc.	225,818

Farm Machinery & Equipment - 2.24%
3,652	Deere & Co.	326,124

Fire, Marine & Casualty Insurance - 2.14%
3,500	Ace Ltd.	311,990

Gaskets, Packaging & Sealing Devices & Rubber & Plastic Hose - 1.21%
3,560	Enpro Industries, Inc.	175,437

Grain Mill Products - 2.27%
6,553	General Mills, Inc.	330,402

Hotels & Motels - 1.86%
4,496	Wyndham Worldwide Corp.	270,120

Instruments for Measurement & Testing of Electricity & Electronic Signals - 2.12%
7,450	Agilent Technologies, Inc.	308,728

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 2.27%
1,851	V.F. Corp.	329,885

Motor Vehicles & Passenger Car Bodies - 2.12%
10,000	General Motors Co.	308,400

National Commercial Banks - 3.06%
6,454	BB&T Corp.	198,590
3,645	PNC Financial Services Group, Inc.	247,423
		446,013
Natural Gas Transmission & Distribution - 1.81%
8,338	Spectra Energy Corp.	262,897

Oil & Gas Field Services, NEC - 3.47%
5,838	Halliburton Co.	249,691
3,438	Schlumberger Ltd.	255,890
		505,581
Optical Instruments & Lenses - 1.45%
3,895	Kia-Tencor Corp.	211,304

Paper Mills - 2.55%
7,900	International Paper Co.	371,142

Petroleum Refining - 1.83%
4,400	ConocoPhillips	265,980

Pulp Mills - 0.97%
3,755	Buckeye Technologies, Inc.	141,150

Railroads, Line-Haul Operating - 1.83%
1,797	Union Pacific Corp.	265,884

Retail-Auto & Home Supply Stores - 1.95%
3,380	Advanced Auto Parts, Inc.	283,514

Retail-Auto Dealers & Gasoline Stations - 0.66%
2,070	America's Car-Mart, Inc.	95,779

Retail-Drug Stores & Proprietary Stores - 1.84%
4,525	Express Scripts Holding Co.	268,649

Retail-Eating Places - 1.84%
2,623	McDonalds Corp.	267,913

Retail-Grocery Stores - 2.60%
11,000	Kroger Co.	378,180

Retail-Variety - 2.23%
3,000	Costco Wholesale Corp.	325,290

Semiconductors & Related Devices - 4.54%
23,650	Applied Materials, Inc.	343,161
13,265	Intel Corp.	317,697
		660,858
Services-Business Services, NEC - 4.31%
4,261	Accenture, Plc.	347,016
1,636	Alliance Data Systems Corp.	281,016
		628,032
Services-Computer Integrated Systems Design - 0.98%
7,830	Mentor Graphics Corp.	142,976

Services-Detective, Guard & Armored Car Services - 0.57%
1,900	ADT Corp.	82,916

Services-Help Supply Services - 1.07%
5,630	Insperity, Inc.	155,557

Services-Personal Services - 1.07%
3,700	Weight Watchers International, Inc.	156,029

Short-Term Business Credit Institutions - 1.23%
6,300	Encore Capital Group, Inc.	179,487

Special Industry Machinery (No Metalworking Machinery) - 0.34%
911	Pentair Ltd.	49,513

State Commercial Banks - 1.90%
16,256	Fifth Third Bancorp.	276,840

Surgical & Medical Instruments & Apparatus - 4.16%
2,800	3M Co.	293,188
4,900	Covidien Plc.	312,816
		606,004
Telephone Communications ( No Radiotelephone) - 1.62%
5,045	BCE, Inc.	236,409

Trucking & Courier Services (No Air) - 1.62%
2,750	United Parcel Service, Inc. Class B	236,060

Wholesale-Drugs, Proprietaries & Druggists Sundries - 1.50%
4,044	Amerisource Bergen Corp.	218,861

Wholesale-Groceries & Related Products - 2.15%
9,000	Sysco Corp.	313,740

TOTAL FOR COMMON STOCKS (Cost $11,478,921) - 98.04%		14,278,661

SHORT TERM INVESTMENTS - 1.01%
146,935	Fidelity Money Market Portfolio Institutional Class 0.16% **	146,935

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $146,935) - 1.01%		146,935

TOTAL INVESTMENTS (Cost $11,625,856) - 99.05%		14,425,596

OTHER ASSETS LESS LIABILITIES - 0.95%		138,569

NET ASSETS - 100.00%		$ 14,564,165

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2013.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 14,278,661	$ -	$ -	$ 14,278,661
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	146,935	-	-	146,935
	$ 14,425,596	$ -	$ -	$ 14,425,596

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 5.08%

Aircraft Engines & Engine Parts - 0.21%
324	United Technologies Corp.	$ 29,578

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.19%
259	Kimberly-Clark Corp.	26,726

Crude Petroleum & Natural Gas - 0.17%
839	Vanguard Natural Resources, LLC	23,869

Electric & Other Services Combined - 0.55%
1,241	CMS Energy Corp.	37,155
923	Wisconsin Energy Corp.	41,480
		78,635
Electric Services - 0.66%
620	Edison International	33,356
390	NextEra Energy, Inc.	31,992
471	Pinnacle West Capital Corp.	28,684
		94,032
Electromedical & Electrotherapeutic Apparatus - 0.25%
757	Medtronic, Inc.	35,337

Fire, Marine & Casualty Insurance - 0.26%
747	Cincinnati Financial Corp.	36,536

Food & Kindred Products - 0.18%
703	ConAgra Foods, Inc.	24,865

Grain Mill Products - 0.07%
155	Kellogg Co.	10,081

Investment Advice - 0.27%
1,348	Triangle Capital Corp.	37,704

Malt Beverages - 0.28%
776	Molson Coors Brewing Co.	40,042

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.25%
202	V.F. Corp.	36,000

Natural Gas Distribution - 0.28%
909	Atmos Energy Corp.	40,332

Papermills - 0.27%
826	International Paper Co.	38,805

Railroads, Line-Haul Operating - 0.21%
200	Union Pacific Corp.	29,592

Retail-Variety Stores - 0.20%
394	Target Corp.	27,801

Semiconductors & Related Devices - 0.14%
621	Maxim Integrated Products, Inc.	19,207

Services-Equipment Rental & Leasing, NEC - 0.17%
634	Textainer Group Holding Ltd.	24,517

Telephone Communications ( No Radio Telephone) - 0.22%
1,711	Consolidated Communications Holdings, Inc.	31,534

Water Supply - 0.25%
852	American Water Works Co.	35,682

TOTAL FOR COMMON STOCKS (Cost $620,942) - 5.08%		720,875

CLOSED-END MUTUAL FUNDS - 4.77%
19,512	AllianceBernstein Income Fund	162,925
7,481	BlackRock Floating Rate Income Strategies Fund	119,023
10,563	BlackRock Income Trust	77,110
10,302	BlackRock Strategic Bond Trust	153,602
13,876	DWS Multi-Market Income Trust	164,430

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $619,051) - 4.77%		677,090

CORPORATE BONDS - 17.06%
200,000	Avon Products, Inc. 5.75%, 03/01/2018	223,022
100,000	Ball Corp. 6.75%, 09/15/2020	110,280
65,000	Bb&t Corp. 4.90%, 06/30/2017	73,452
100,000	Block Financial LLC 5.125%, 10/30/2014	105,349
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	173,244
100,000	Conagra Foods, Inc. 5.875%, 04/15/2014	104,638
150,000	ConocoPhillips 5.75%, 02/01/2019	183,679
100,000	Devon Energy Corp. 6.30, 01/15/2019	122,852
70,000	Fifth Third Bancorp 4.50%, 06/01/2018	79,170
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	56,026
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	116,000
50,000	Johnson Controls, Inc. 5.50%, 01/15/2016	55,858
150,000	L-3 Communications Corp. 3.95%, 11/15/2016	162,135
200,000	Newfield Exploration Co. 6.875%, 02/01/2020	218,000
40,000	ONEOK, Inc. 5.20%, 06/15/2015	43,044
70,000	Regions Financial Corp. 5.75%, 06/15/2015	75,897
100,000	Spectra Energy Capital, LLC 5.668%, 08/15/2014	106,060
100,000	Symantec Corp. 3.95%, 06/15/2022	104,300
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	201,194
100,000	Wyndham Worldwide Corp. 4.25%, 03/01/2022	106,408

TOTAL FOR CORPORATE BONDS (Cost $2,334,806) - 17.06%		2,420,608

LIMITED PARTNERSHIPS - 2.05%
642	Alliance Holdings GP L.P.	39,907
605	Buckeye Partners, L.P.	37,377
704	Energy Transfer Partners L.P.	35,052
612	Enterprise Products Partners L.P.	37,118
976	Global Partners L.P.	34,843
1,140	Legacy Reserves L.P.	30,409
659	Magellan Midstream Partners L.P.	34,947
642	MarkWest Energy Partners L.P.	40,574

TOTAL FOR LIMITED PARTNERSHIPS (Cost $239,107) - 2.05%		290,227

MUNICIPAL BONDS - 11.19%
57,035	Colorado Housing & Finance Authority 5.22%, 05/01/2036	57,233
100,000	Colorado Housing & Finance Authority B-2 1.104%, 05/01/2014 **	100,281
100,000	Delaware State Housing Authority 2.75%, 12/01/41	100,395
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	257,760
150,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	152,859
55,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	59,835
85,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	90,559
90,000	Missouri State Housing Dev. Single Family 5.83%, 09/01/2017	96,473
25,000	Missouri State Housing Dev, Single Family 6.25%, 09/01/2032	25,640
50,000	New Hampshire State Housing & Finance 5.533%, 07/01/2037	50,286
15,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	16,335
100,000	North Carolina State Housing 4.00%, 01/01/ 2034	105,441
195,000	North Carolina State Housing 4.65%, 07/01/2021	208,090
65,000	Ohio State Housing 6.001%, 09/01/2035	66,355
30,000	Oklahoma State Housing & Finance 5.41%, 03/01/2014	30,895
85,000	Utah Housing Corp 5.11%, 07/01/2017	86,278
60,000	Vancouver Washington Housing Authority 3.574%, 03/01/2016	63,193
20,000	Wisconsin Housing & Economic Dev. 5.53%, 03/01/2038	20,227

TOTAL FOR MUNICIPAL BONDS (Cost $1,576,185) -11.19%		1,588,135

PREFERRED SECURITIES - 20.18%
4,000	Aegon N.V. PFD 6.375%, 12/31/49	106,680
3,000	Aegon N.V. PFD 6.500%, 12/31/49	75,960
6,000	Allied Capital Corp. PFD 6.875%, 04/15/47	152,880
4,400	Ashford Hospitality Trust Series A PFD 8.55%, 12/31/49	111,892
1,000	Ashford Hospitality Trust Series E PFD 9.00%, 12/31/49	27,970
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/49 ** (Bermuda)	110,240
4,000	Aviva PLC PFD 8.25%, 12/01/41	115,080
5,000	Axis Capital Holdings PFD 7.25%, 12/31/49 (Bermuda)	126,450
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/49	134,500
6,000	DuPoint Fabros Tech Inc. PFD 7.875%, 12/31/49	158,520
5,000	Endurance Specialty Holdings PFD 7.50%, 12/31/49 (Bermuda)	137,700
7,000	First Potomac Realty Trust PFD 7.75%, 12/31/49	186,409
4,000	Hospitality Properties Trust PFD 7.00%, 12/31/49	100,961
2,000	Hospitality Properties Trust PFD 7.125%, 12/31/49	53,800
4,000	HSBC Finance Corp. PFD 6.36%, 12/31/49	101,720
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/49 (U.K.)	103,160
2,000	HSBC Holdings Plc. PFD 6.20%, 12/31/49	50,760
5,500	Maiden Holdings North America Ltd. 8.25%, 06/15/41	148,720
60,000	PNC Financial Services Group, Inc. PFD 6.75%, 7/29/49 **	69,326
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/49	131,580
4,000	Realty Income Corp. PFD 6.75%, 12/31/49	103,000
5,000	Stifel Financial Corp. PFD 6.70%, 01/15/22	135,550
5,000	TCF Financial Co. PFD 7.50%, 12/31/49	137,500
5,000	Triangle Capital Corp. PFD 7.00%, 03/15/19	131,150
6,000	Weingarten Realty Investors Series F PFD 6.50%, 12/31/49	151,800

TOTAL FOR PREFERRED SECURITIES (Cost $2,748,729) - 20.18%		2,863,308

REAL ESTATE INVESTMENT TRUSTS - 2.84%
6,000	Commonwealth Reit PFD 7.25%, 12/31/49	152,410
519	Digital Realty Trust, Inc.	36,600
405	HCP, Inc.	21,587
521	Health Care REIT, Inc.	39,059
490	Home Properties, Inc.	31,585
161	National Retail Properties, Inc.	6,389
1,288	Omega Healthcare Investors, Inc.	42,337
610	Rayonier, Inc.	36,246
1,102	Weingarten Realty Investors	37,545

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $353,092) - 2.84%		403,758

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 30.71%
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	158,123
200,000	Federal Home Loan Mortgage Credit 0.875%, 03/07/2018	200,916
9,343	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 **	9,971
37,989	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 **	38,301
12,652	Federal Home Loan Mortgage Credit Pool #755028 2.509%, 11/01/2018	13,395
18,323	Federal Home Loan Mortgage Credit Pool #845590 2.399%, 01/01/2024	18,471
24,125	Federal Home Loan Mortgage Credit Pool #845965 2.443%, 01/01/2024 **	24,795
40,000	Federal National Mortgage Association 4.625%, 10/15/2014	42,570
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	178,724
40,336	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024	41,816
120,534	Federal National Mortgage Association Pool #462285 2.386%, 06/01/2036	124,858
37,544	Federal National Mortgage Association Pool #551037 3.867%, 11/01/2020	38,321
2,972	Federal National Mortgage Association Pool #66380 3.198%, 01/01/2017	3,109
84,600	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036	90,998
15,378	Federal National Mortgage Association Pool #791573 2.545%, 08/01/2034	15,561
56,061	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036	59,775
105,177	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038	112,307
24,679	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038	26,556
24,685	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022	25,846
81,822	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023	85,355
12,521	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023	13,109
13,098	Government National Mortgage Association Pool #008259 6.750%, 08/20/2023	13,713
43,586	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024	45,468
9,246	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024	9,646
9,820	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024	10,244
4,552	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024	4,777
10,667	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024	11,194
8,507	Government National Mortgage Association Pool #008502 2.625%, 09/20/2024	8,906
12,960	Government National Mortgage Association Pool #008503 2.625%, 09/20/2024	13,568
9,888	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024	10,352
14,637	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024	15,361
37,149	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025	38,689
9,123	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 ***	9,551
24,707	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030	25,866
72,370	Government National Mortgage Association Pool #080524 1.750%, 07/20/2031 **	75,767
81,177	Government National Mortgage Association Pool #080569 1.625%, 01/20/2032	84,682
9,860	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032	10,324
112,086	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034	117,361
41,849	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036	44,127
166,778	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041	176,405
325	Government National Mortgage Association Pool #184737 9.000%, 06/15/2021	326
898	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	912
144	Government National Mortgage Association Pool #315151 9.000%, 02/15/2022	144
3,364	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	3,812
1,619	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	1,815
581	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	677
2,130	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	2,460
1,689	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,981
467	Government National Mortgage Association Pool #358545 7.000%, 08/15/2023	544
1,179	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,316
16,657	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	19,934
171,971	United States Treasury Inflationary Index Bond 2.375%, 01/15/2017	197,726
218,494	United States Treasury Inflationary Index Bond 1.250%, 04/15/2014	222,864
178,296	United States Treasury Inflationary Index Bond 1.875%, 07/15/2015	192,685
281,536	United States Treasury Inflationary Index Bond 2.000%, 01/15/2014	287,101
232,976	United States Treasury Inflationary Index Bond 2.000%, 01/15/2016	255,673
283,237	United States Treasury Inflationary Index Bond 1.875%, 07/15/2013	284,719
196,248	United States Treasury Inflationary Index Bond 2.000%, 07/15/2014	204,665
171,726	United States Treasury Inflationary Index Bond 2.500%, 07/15/2016	195,593
100,000	United States Treasury Note Bond 2.375%, 02/28/2015	103,945
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	115,320
200,000	United States Treasury Note Bond 2.375%, 07/31/2017	215,562

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,245,306) - 30.71%		4,358,652

SHORT-TERM INVESTMENTS - 5.31%
753,327	Fidelity Money Market Portfolio Institutional Class 0.16% **	753,327

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $753,327) - 5.31%		753,327

TOTAL INVESTMENTS (Cost $13,490,545) - 99.19%		14,075,980

OTHER ASSETS LESS LIABILITIES - 0.81%		115,084

NET ASSETS - 100.00%		$ 14,191,064

** Variable rate security; the coupon rate shown represents the yield at April 30, 2013.
***Adjustable rate security; the coupon rate shown represents the yield at April 30, 2013.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 720,875	$ -	$ -	$ 720,875
Closed-End Mutual Funds	677,090	-	-	677,090
Corporate Bonds	-	2,420,608	-	2,420,608
Limited Partnerships	290,227	-	-	290,227
Municipal Bonds	-	1,588,135	-	1,588,135
Preferred Securities	2,863,308	-	-	2,863,308
Real Estate Investment Trusts	403,758	-	-	403,758
U.S. Government Agencies and Obligations	-	4,358,652	-	4,358,652
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	753,327	-	-	753,327
	$ 5,708,585	$ 8,367,395	$ -	$ 14,075,980

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

	Dana Large Cap Core Fund
	Schedule of Investments
	April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 96.25%

Air Transportation, Scheduled - 1.80%
17,000	Delta Airlines, Inc. *	$ 291,380

Aircraft Engines & Engine Parts - 1.58%
2,800	United Technologies Corp.	255,612

Biological Products (No Diagnostic Substances) - 2.25%
3,500	Amgen, Inc.	364,735

Bottled & Canned Soft Drinks & Carbonated Waters - 1.77%
7,800	Coca-Cola Enterprises, Inc.	285,714

Computer & Office Equipment - 1.58%
1,260	IBM Corp.	255,200

Computer Communications Equipment - 1.75%
13,500	Cisco Systems, Inc.	282,420

Computer Storage Devices - 1.91%
8,400	Seagate Technology	308,280

Construction, Mining & Materials Handling Machinery & Equipment - 1.53%
3,600	Dover Corp.	248,328

Converted Paper & Paperboard Products (No Containers & Boxes) - 1.98%
3,100	Kimberly Clark Corp.	319,889

Cutlery, Handtools & General Hardware - 1.70%
3,200	Snap-On, Inc.	275,840

Dolls & Stuffed Toys - 1.52%
5,400	Mattel, Inc.	246,564

Drilling Oil & Gas Wells - 2.73%
3,600	Ensco International, Inc.	207,648
4,000	Helmerich & Payne, Inc.	234,480
		442,128
Electric & Other Services Combined - 2.53%
7,600	CMS Energy Corp.	227,544
5,700	Xcel Energy, Inc.	181,203
		408,747
Electric Services - 1.17%
2,300	NextEra Energy, Inc.	188,669

Electronic Computers - 1.75%
640	Apple, Inc.	283,379

Fire, Marine & Casualty Insurance - 3.52%
5,600	Allstate Corp.	275,856
6600	AXIS Capital Holdings Ltd.	294558
		570,414
Food & Kindred Products - 1.75%
8,000	ConAgra Foods, Inc.	282,960

Hospital & Medical Service Plans - 2.00%
4,900	Cigna Corp.	324,233

Hotels & Motels - 1.89%
5,100	Wyndham Worldwide Corp.	306,408

Measuring & Controlling Devices, Nec - 1.99%
4,000	Thermo Fisher Scientific, Inc.	322,720

Motor Vehicle Parts & Accessories - 1.71%
4,600	Magna International, Inc.	276,782

National Commercial Banks - 4.41%
4,400	J.P. Morgan Chase & Co.	215,644
7,000	U.S. Bancorp.	232,960
7,000	Wells Fargo & Co.	265,860
		714,464
Optical Instruments & Lenses - 1.48%
4,400	Kia-Tencor Corp.	238,700

Paper Mills - 1.80%
6,200	International Paper Co.	291,276

Personal Credit Institutions - 1.89%
7,000	Discover Financial Services	306,180

Petroleum Refining - 7.79%
2,400	Chevron Texaco Corp.	292,824
4,700	ConocoPhillips	284,115
3,200	Exxon Mobil Corp.	284,768
3,800	Marathon Petroleum Corp.	297,768
1,650	Phillips 66	100,568
		1,260,043
Pharmaceutical Preparations - 4.19%
8,400	AbbVie, Inc.	386,820
10,000	Mylan Laboratories, Inc. *	291,100
		677,920
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.73%
4,200	Eastman Chemical Co.	279,930

Radio & TV Broadcasting & Communications Equipment - 1.52%
4,000	Qualcomm, Inc.	246,400

Railroads, Line-Haul Operating - 1.92%
2,100	Union Pacific Corp.	310,716

Retail-Deparment Stores - 1.82%
6,600	Macy's, Inc.	294,360

Retail-Drug Stores & Proprietary Stores - 1.94%
5,400	CVS Corp.	314,172

Retail-Grocery Stores - 1.87%
8,800	Kroger Co.	302,544

Retail-Lumber & Other Building Materials Dealers - 1.99%
4,400	Home Depot, Inc.	322,740

Retail-Variety Stores - 1.59%
3,300	Wal Mart Stores, Inc.	256,476

Security Brokers, Dealers & Flotation Companies - 2.04%
1,240	BlackRock, Inc.	330,460

Semiconductors & Related Devices - 1.34%
7,000	Maxim Integrated Products, Inc.	216,510

Services-Auto Rental & Leasing (No Drivers) - 1.93%
13,000	Hertz Global Holdings, Inc. *	313,040

Services-Business Services, NEC - 2.12%
2,000	Alliance Data Systems Corp. *	343,540

Services-Prepackaged Software - 3.62%
9,400	Microsoft Corp.	311,140
8,400	Oracle Corp.	275,352
		586,492
State Commercial Banks - 1.79%
17,000	Fifth Third Bancorp.	289,510

Surgical & Medical Instruments & Apparatus - 1.98%
9,600	Carefusion Corp. *	321,024

Telephone Communications ( No Radiotelephone) - 3.07%
1,900	AT&T, Inc.	71,174
3,900	BCE, Inc.	182,754
4,500	Verizon Communications, Inc.	242,595
		496,523
Television Broadcasting Stations - 2.01%
7,100	CBS Corp.	325,038

TOTAL FOR COMMON STOCKS (Cost $12,376,716) - 96.25%		15,578,460

REAL ESTATE INVESTMENT TRUSTS - 1.58%
7,700	American Capital Agency Corp.	256,487

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $236,668) - 1.58%		256,487

SHORT-TERM INVESTMENTS - 1.94%
314,361	Fidelity Money Market Portfolio Institutional Class 0.16% **	314,361

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $314,361) - 1.94%		314,361

TOTAL INVESTMENTS (Cost $12,927,745) - 99.77%		16,149,308

OTHER ASSETS LESS LIABILITIES - 0.23%		36,689

NET ASSETS - 100.00%		$ 16,185,997

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2013.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 15,578,460	$ -	$ -	$ 15,578,460
Real Estate Investment Trusts	256,487	-	-	256,487
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	314,361	-	-	314,361
	$ 16,149,308	$ -	$ -	$ 16,149,308

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

	Epiphany FFV Latin America Fund
	Schedule of Investments
	April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 81.34%

Air Transportation, Scheduled - 1.49%
2,800	Latam Airlines Group S.A. ADR	$ 57,960

Airports, Flying Fields & Airport Terminal Services - 1.59%
500	Grupo Aeroportuario Sur ADR *	62,055

Basic & Diversified Chemicals - 3.38%
26,000	Alfa, SAB de CV (Mexico)	60,366
14,000	Mexichem SAB de CV (Mexico)	71,337
		131,703
Beverages - 1.62%
1,500	Companhia De Bebidas ADR	63,030

Bottled & Canned Soft Drinks & Carbonated Waters - 3.11%
400	Coca Cola Femsa S.A. de C.V.	64,548
500	Fomento Economico Mex ADR	56,695
		121,243
Cement, Hydraulic - 1.50%
5,200	Cemex, S.A.B. de C.V.	58,500

Chemical Manufacturing - 1.40%
3,100	Braskem S.A. ADR *	54,715

Commercial Banks, NEC - 10.06%
454	Banco de Chile ADR	42,408
4,150	Banco Bradesco ADR	68,849
1,100	Bancolombia S.A. ADR	74,547
1,000	Banco Santander-Chile ADR	26,640
2,500	CorpBanca S.A. ADR	51,200
400	Creditcorp Ltd.	60,236
9,000	Grupo Financiero Banorte S.A.B. de C.V.	67,845
		391,725
Crude Petroleum & Natural Gas - 3.04%
4,000	Petroleo Brasileiro S.A. ADR	76,600
2,100	Petroleo Brasileiro S.A. ADR Class A	41,937
		118,537
Electric Services - 6.63%
5,450	Comp Energetica de Minas Gerai ADR	69,924
3,500	Cia Paranaense de Energia ADR	62,440
1,300	Empresa Nacional de Electricid ADR	69,303
3,000	Enersis S.A. ADR	56,640
		258,307
General Building Contractors - Residential Buildings - 0.49%
3,900	Desarrolladora Homex - ADR *	19,032

Food Manufacturing - 2.31%
18,000	Gruma S.A.B. de C.V. *	89,881

Heavy Construction Other Than Building Construction - Contractors - 1.41%
5,000	Empresas ICA, S.A.B. de C.V. *	55,050

Household Products - 1.69%
19,000	Kimberly-Clark de Mexico SAB (Mexico)	65,888

Industrial Inorganic Chemicals - 1.59%
1,300	Ecopetrol S.A. ADR	61,841

Iron & Steel Products - 1.69%
4,800	Grupo Simec SAB ADR *	65,856

Malt Beverages - 1.33%
1,500	CIA Cervecerias Unidas ADR	51,795

Meat Packing Plants - 1.79%
2,800	BRF-Brasil Foods S.A. ADR	69,524

Metal Mining - 8.07%
13,000	Banregio Grupo Financiero (Mexico) *	71,700
2,500	Cia de Minas Buenaventura ADR	50,050
18,000	Grupo Mexico SAB de CV (Mexico)	64,406
1,900	Southern Copper Corp.	63,327
3,800	Vale S.A. ADR	64,942
		314,425
Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.02%
800	Sociedad Quimica Y Minera de Chile ADR	39,592

Restaurants - 1.22%
3,500	Arcos Dorados Holdings, Inc. Class A	47,670

Retail-Bakery Products - 1.67%
20,000	Grupo Bimbo SAB de CV (Mexico)	65,058

Retail-Department Stores - 1.75%
5,400	El Puerto de Liverpool S.A. (Mexico)	68,267

Retail-Grocery Stores - 1.43%
1,000	Brasileira de Distribuicao Class A ADR	55,560

Retail-Miscellaneous Retail - 1.53%
3,500	Cencosud S.A. ADR	59,535

Retail-Mass Merchants - 1.80%
22,000	Wal-Mart de Mexico S.A de CV (Mexico)	69,988

State Commercial Banks - 1.64%
3,800	Itau Unibanco Holding S.A. ADR	63,954

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.51%
7,500	Gerdau S.A. ADR	58,875

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.46%
2,000	Ternium S.A. ADR *	46,820
1,100	Tenaris S.A. ADR	48,939
		95,759
Sugar & Confectionery Products - 1.65%
3,100	Cosan Ltd. Class A *	64,325

Telephone Communications (No Radio Telephone) - 5.42%
3,500	America Movil SAB de C.V. ADR	74,830
2,700	Telefonica Brasil S.A. ADR	71,766
3,100	Tim Participacoes S.A. ADR *	64,666
		211,262
Television Broadcasting Stations - 1.63%
2,500	Grupo Televisa S.A. ADR *	63,300

Water Supply - 1.21%
3,300	Companhia de Saneamento Basico ADR	47,190

Wholesale-Beer, Wine & Distilled Alcoholic Beverages - 1.21%
1,200	Vina Concha Y Toro S.A.VCO ADR	47,028

TOTAL FOR COMMON STOCKS (Cost $3,010,459) - 81.34%		3,168,430

EXCHANGE TRADED FUNDS - 6.30%
3,100	Global X InterBolsa FTSE Colombia	62,682
1,400	iShares MSCI All Peru Capped Index Fund	55,734
1,000	iShares MSCI Chile Invest Markt Index Fund	62,740
1,600	Market Vectors Brazil Small Cap Fund	64,128

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $261,102) - 6.30%		245,284

REAL ESTATE INVESTMENT TRUSTS - 0.99%
10,000	Fibra Uno Admistracion S.A.	38,449

REAL ESTATE INVESTMENT TRUSTS (Cost $36,487) - 0.99%		38,449

SHORT TERM INVESTMENTS - 5.16%
200,948	Fidelity Money Market Portfolio Institutional Class 0.16% **	200,948

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $200,948) - 5.16%		200,948

TOTAL INVESTMENTS (Cost $3,508,996) - 93.79%		3,653,111

OTHER ASSETS LESS LIABILITIES - 6.21%		241,830

NET ASSETS - 100.00%		$ 3,894,941

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2013.
ADR - American Depository Receipt

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 3,168,430	$ -	$ -	$ 3,168,430
Exchange Traded Funds	245,284	-	-	245,284
Real Estate Investment Trusts	38,449			38,449
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	200,948	-	-	200,948
	$ 3,653,111	$ -	$ -	$ 3,653,111

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

	Epiphany FFV Global Ecologic Fund
	Schedule of Investments
	April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 84.12%

Electronic & Other Electrical Equipment (No Computer Equipment) - 9.10%
115	Siemens AG (Germany) ADR	$ 12,019

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 8.26%
300	Donaldson Co., Inc.	10,914

Public Building & Related Furniture - 8.82%
333	Johnson Controls, Inc.	11,658

Retail-Grocery Stores - 7.69%
115	Whole Foods Market, Inc.	10,157

Semiconductors & Related Devices - 8.82%
115	Kyocera Corp. ADR	11,661

Special Industry Machinery ( No Metalworking Machinery) - 13.70%
333	Pentair Ltd. (Switzerland)	18,098

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 8.25%
250	Nucor Corp.	10,905

Water Supply - 10.81%
999	Cia de Saneamento Basico do Estado de Sao Paulo (Brazil) ADR	14,286

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 8.67%
250	EnerSys *	11,460

TOTAL FOR COMMON STOCKS (Cost $108,912) - 84.12%		111,158

SHORT TERM INVESTMENTS - 18.10%
23,912	Fidelity Money Market Portfolio Institutional Class 0.16% **	23,912

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $23,912) - 18.10%		23,912

TOTAL INVESTMENTS (Cost $132,824) - 102.22%		135,070

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.22)%		(2,928)

NET ASSETS - 100.00%		$ 132,142

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2013.
ADR - American Depository Receipt

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 111,158	$ -	$ -	$ 111,158
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	23,912	-	-	23,912
	$ 135,070	$ -	$ -	$ 135,070

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Epiphany Funds
Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

Assets:	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund	Dana Large Cap Core Fund	Epiphany FFV Latin America Fund	Epiphany FFV Global Ecologic Fund
Investments in Securities, at Value
(Cost $11,625,856; $13,585,226; $12,927,745; $3,508,996; & $132,824 respectively)	$ 14,425,596	$ 14,075,980	$ 16,149,308	$ 3,653,111	$ 135,070
Cash	63,030	-	-	2,601	-
Receivables:
Dividends and Interest	10,844	85,883	9,786	10,837	578
Receivable from Advisor	35,835	17,826	23,115	21,483	13,863
Shareholder Subscriptions	3,168	45	846	202,025	-
Prepaid Expenses	42,034	24,959	20,073	12,418	4,248
Total Assets	14,580,507	14,204,693	16,203,128	3,902,475	153,759
Liabilities:
Payables:
Portfolio Securities Purchased	-	-	-	-	11,174
Shareholder Redemptions	5,897	-	4,691	-	-
Other Accrued Expenses	10,445	13,629	12,440	7,534	10,443
Total Liabilities	16,342	13,629	17,131	7,534	21,617
Net Assets	$ 14,564,165	$ 14,191,064	$ 16,185,997	$ 3,894,941	$ 132,142

Net Assets Consist of:
Paid In Capital	$ 11,289,737	$ 13,564,457	$ 12,488,631	$ 3,735,499	$ 129,574
Accumulated Undistributed Net Investment Income (Loss) on Investments	(31,488)	123,487	(3,683)	21,659	322
Accumulated Undistributed Realized Income (Loss) on Investments	506,176	(82,315)	479,486	(6,332)	-
Unrealized Appreciation (Depreciation) in Value of Investments	2,799,740	585,435	3,221,563	144,115	2,246
Net Assets	$ 14,564,165	$ 14,191,064	$ 16,185,997	$ 3,894,941	$ 132,142

Net Asset Value Per Share

Class N
Net Assets	$ 12,685,946	$ 10,384,708	$ 15,850,435	$ 3,199,349	$ 120,537
Shares of beneficial interest outstanding	1,103,002	977,548	1,015,810	301,565	11,831
Net asset value per share	$ 11.50	$ 10.62	$ 15.60	$ 10.61	$ 10.19
Redemption price per share (a)	$ 11.27	$ 10.41	$ 15.29	$ 10.40	$ 9.99

Class A
Net Assets	$ 1,688,576	$ 3,270,804	$ 290,743	$ 694,531	$ 10,587
Shares of beneficial interest outstanding	146,497	306,322	18,685	65,535	1,039
Net asset value per share	$ 11.53	$ 10.68	$ 15.56	$ 10.60	$ 10.19
Redemption price per share (a)	$ 11.30	$ 10.47	$ 15.25	$ 10.39	$ 9.99
Offering price per share (maximum sales charge of 5.00%)	$ 12.13	$ 11.24	$ 16.38	$ 11.16	$ 10.73

Class C
Net Assets	$ 189,643	$ 535,552	$ 44,819	$ 1,060	$ 1,018
Shares of beneficial interest outstanding	16,589	50,467	2,875	101	100
Net asset value per share (b)	$ 11.43	$ 10.61	$ 15.59	$ 10.50	$ 10.18
Redemption price per share (a)	$ 11.20	$ 10.40	$ 15.28	$ 10.29	$ 9.98

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.
(b) A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.
The accompanying notes are an integral part of these financial statements.

Epiphany Funds
Statements of Operations
For the six months ended April 30, 2013 (Unaudited)

	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund	Dana Large Cap Core Fund	Epiphany FFV Latin America Fund (b)	Epiphany FFV Global Ecologic Fund (c)
Investment Income:
Dividends (a)	$ 150,824	$ 147,688	$ 178,251	$ 46,207	$ 662
Interest	345	170,321	185	94	2
Total Investment Income	151,169	318,009	178,436	46,301	664

Expenses:
Advisory Fees (Note 3)	51,714	33,939	54,081	12,250	182
Distribution Fees:
Class N	15,265	12,714	17,505	2,778	55
Class A	1,766	3,706	462	284	1
Class C	828	2,198	242	5	3
Transfer Agent Fees	11,500	13,178	14,132	321	3,520
Fund Accounting Fees	0	1,810	2,955	2,530	-
Administrative Fees	6,834	13,400	7,772	6,114	-
Registration Fees	26,583	9,360	20,567	-	299
Audit Fees	3,990	3,991	4,043	3,991	2,593
Shareholder Service Fees (Non 12b-1)	498	496	496	496	242
Legal Fees	19,132	4,340	4,547	19,696	5,062
Custody Fees	3,422	5,716	3,131	788	880
Printing Fees	11,742	2,955	2,308	10,164	880
Insurance Fees	-	283	-	1,519	638
Compliance Officer Fees	15,219	15,589	16,694	10,786	5,244
Trustee Fees	6,266	6,524	6,240	5,224	1,567
Other Fees	4,487	3,624	3,949	4,589	2,638
Total Expenses	179,246	133,823	159,124	81,535	23,804
Fees Waived and Reimbursed by the Advisor	(75,198)	(47,326)	(87,189)	(60,094)	(23,462)
Net Expenses	104,048	86,497	71,935	21,441	342

Net Investment Income	47,121	231,512	106,501	24,860	322

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments and Foreign Currency Transactions	484,242	(62,693)	477,915	8,322	-
Realized Capital Gains from Registered Investment Companies	-	13,487	3,657	-	-
Realized Loss on Options Written and Purchased	(220)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments
and Foreign Currency Transactions	1,364,763	231,538	1,342,256	160,819	2,246
Net Realized and Unrealized Gain on Investments	1,848,785	182,332	1,823,828	169,141	2,246

Net Increase in Net Assets Resulting from Operations	$ 1,895,906	$ 413,844	$ 1,930,329	$ 194,001	$ 2,568

(a) Net of Foreign withholding taxes of $1,054, $0, $670, $2,209, and $0, respectively.
(b) The Epiphany FFV Latin America Fund commenced investment operations March 12, 2012.
(b) The Epiphany FFV Global Ecological Fund commenced investment operations February 1, 2013.
The accompanying notes are an integral part of these financial statements.

Epiphany FFV Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	4/30/2013	10/31/2012
Increase in Net Assets From Operations:
Net Investment Income	$ 47,121	$ 111,778
Net Realized Gain on Investments and Options	484,022	344,372
Net Change in Unrealized Appreciation on Investments	1,364,763	801,270
Net Increase in Net Assets Resulting from Operations	1,895,906	1,257,420

Distributions to Shareholders from:
Net Investment Income:
Class N	(86,682)	(94,687)
Class A	(9,630)	(7,569)
Class C	(371)	(264)
Realized Gains:
Class N	(180,732)	-
Class A	(20,084)	-
Class C	(2,362)	-
Net Change in Net Assets from Distributions	(299,861)	(102,520)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	1,414,329	3,173,682
Class A	464,014	1,245,981
Class C	18,750	224,971
Tax Free Exchange of Shares from FFV Small Cap Fund:
Class N	-	767,204
Class A	-	129,288
Class C	-	18,482
Shares Issued on Reinvestment of Dividends
Class N	260,059	91,130
Class A	24,955	5,040
Class C	2,733	264
Cost of Shares Redeemed:
Class N	(2,019,332)	(2,086,166)
Class A	(313,770)	(632,471)
Class C	(1,938)	(159,068)
Redemption Fees	215	2,841
Net Increase/(Decrease) from Shareholder Activity	(149,985)	2,781,178

Net Assets:
Net Increase in Net Assets	1,446,060	3,936,078
Beginning of Period	13,118,105	9,182,027
End of Period (Including Accumulated Undistributed Net
Investment Income/(Loss) of $(31,488) and $18,074, respectively)	$ 14,564,165	$ 13,118,105

Share Activity
Class N:
Shares Sold	130,202	403,540
Shares Reinvested	25,452	9,429
Shares Redeemed	(184,637)	(209,956)
Net Increase/(Decrease) in Shares of Beneficial Interest Outstanding	(28,983)	203,013

Class A:
Shares Sold	42,905	137,514
Shares Reinvested	2,438	515
Shares Redeemed	(29,693)	(63,023)
Net Increase in Shares of Beneficial Interest Outstanding	15,650	75,006

Class C:
Shares Sold	1,759	24,882
Shares Reinvested	271	27
Shares Redeemed	(187)	(16,166)
Net Increase in Shares of Beneficial Interest Outstanding	1,843	8,743

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Strategic Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	4/30/2013	10/31/2012
Increase in Net Assets From Operations:
Net Investment Income	$ 231,512	$ 356,791
Net Realized Loss on Investments	(49,206)	(5,700)
Net Change in Unrealized Appreciation on Investments	231,538	259,991
Net Increase in Net Assets Resulting from Operations	413,844	611,082

Distributions to Shareholders from:
Net Investment Income:
Class N	(115,074)	(293,145)
Class A	(33,476)	(45,143)
Class C	(3,951)	(4,497)
Class I (a)	-	-
Realized Gains:
Class N	(10,314)	-
Class A	(2,916)	-
Class C	(396)	-
Class I (a)	-	-
Net Change in Net Assets from Distributions	(166,127)	(342,785)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	724,634	2,631,900
Class A	789,620	2,890,061
Class C	148,047	300,088
Class I (a)	-	-
Shares Issued on Reinvestment of Dividends
Class N	120,201	275,666
Class A	30,964	36,266
Class C	4,270	4,358
Class I (a)	-	-
Cost of Shares Redeemed:
Class N	(702,451)	(1,864,264)
Class A	(119,673)	(1,231,346)
Class C	(5,104)	(53,634)
Class I (a)	-	-
Shares Exchanged:
Class N	-	-
Class I (a)	-	-
Redemption Fees	1,154	1,105
Net Increase from Shareholder Activity	991,662	2,990,200

Net Assets:
Net Increase in Net Assets	1,239,379	3,258,497
Beginning of Period	12,951,685	9,693,188
End of Period (Including Accumulated Undistributed Net
Investment Income of $123,487 and $32,380, respectively)	$ 14,191,064	$ 12,951,685

Share Activity
Class N:
Shares Sold	68,625	254,890
Shares Reinvested	11,441	26,678
Shares Redeemed	(66,601)	(180,680)
Shares Exchanged	-	-
Net Increase in Shares of Beneficial Interest Outstanding	13,465	100,888

Class A:
Shares Sold	78,667	277,609
Shares Reinvested	2,931	3,489
Shares Redeemed	(11,292)	(118,495)
Net Increase in Shares of Beneficial Interest Outstanding	70,306	162,603

Class C:
Shares Sold	14,070	28,897
Shares Reinvested	407	421
Shares Redeemed	(488)	(5,159)
Net Increase in Shares of Beneficial Interest Outstanding	13,989	24,159

Class I (a):	-	-
Shares Sold	-	-
Shares Reinvested	-	-
Shares Redeemed	-	-
Shares Exchanged	-	-
Net Increase in Shares of Beneficial Interest Outstanding	-	-

(a) For the period October 31, 2010 through March 1, 2011. Effective March 1, 2011, Class I shares suspended sales and the outstanding shares were exchanged for Class N shares at net asset value.

The accompanying notes are an integral part of these financial statements.

Dana Large Cap Core Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	4/30/2013	10/31/2012
Increase in Net Assets From Operations:
Net Investment Income	$ 106,501	$ 124,232
Net Realized Gain on Investments and Options	481,572	75,546
Net Change in Unrealized Appreciation on Investments and Options	1,342,256	1,297,725
Net Increase in Net Assets Resulting from Operations	1,930,329	1,497,503

Distributions to Shareholders from:
Net Investment Income:
Class N	(112,782)	(118,049)
Class A	(3,008)	(4,474)
Class C	(139)	(64)
Realized Gains:
Class N	(74,911)	(105,038)
Class A	(1,602)	(3,254)
Class C	(304)	-
Net Change in Net Assets from Distributions	(192,746)	(230,879)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	1,436,246	3,149,060
Class A	7,500	466,333
Class C	10,000	63,035
Shares Issued on Reinvestment of Dividends
Class N	181,809	222,392
Class A	4,609	7,729
Class C	443	64
Cost of Shares Redeemed:
Class N	(283,663)	(735,672)
Class A	(434,936)	(139,675)
Class C	(35,768)	-
Redemption Fees	-	-
Net Increase from Shareholder Activity	886,240	3,033,266

Net Assets:
Net Increase in Net Assets	2,623,823	4,299,890
Beginning of Period	13,562,174	9,262,284
End of Period (Including Accumulated Undistributed Net
Investment Income/(Loss) of $(3,683) and $5,745, respectively)	$ 16,185,997	$ 13,562,174

Share Activity
Class N:
Shares Sold	99,416	246,131
Shares Reinvested	12,956	17,688
Shares Redeemed	(19,819)	(57,617)
Net Increase in Shares of Beneficial Interest Outstanding	92,553	206,202

Class A:
Shares Sold	516	34,500
Shares Reinvested	332	608
Shares Redeemed	(30,909)	(10,399)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(30,061)	24,709

Class C:
Shares Sold	681	4,686
Shares Reinvested	32	4
Shares Redeemed	(2,529)	-
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,816)	4,690

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Latin America Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	Six Months Ended	Period Ended
	4/30/2013	10/31/2012 *
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 24,860	$ 4,857
Net Realized Gain (Loss) on Investments	8,322	(12,358)
Net Change in Unrealized Appreciation (Depreciation) on Investments	160,819	(16,704)
Net Increase (Decrease) in Net Assets Resulting from Operations	194,001	(24,205)

Distributions to Shareholders from:
Net Investment Income:
Class N	-	(10,338)
Class A	-	(9)
Class C	-	(7)
Realized Gains:
Class N	-	-
Class A	-	-
Class C	-	-
Net Change in Net Assets from Distributions	-	(10,354)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	1,374,045	1,819,379
Class A	684,224	5,551
Class C	-	1,000
Shares Issued on Reinvestment of Dividends
Class N	-	10,338
Class A	-	9
Class C	-	7
Cost of Shares Redeemed:
Class N	(74,992)	(81,240)
Class A	(2,859)	-
Class C	-	-
Redemption Fees	37	-
Net Increase from Shareholder Activity	1,980,455	1,755,044

Net Assets:
Net Increase in Net Assets	2,174,456	1,720,485
Beginning of Period	1,720,485	-
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $21,659 and $(3,201), respectively)	$ 3,894,941	$ 1,720,485

Share Activity
Class N:
Shares Sold	130,271	185,824
Shares Reinvested	-	1,158
Shares Redeemed	(7,057)	(8,631)
Net Increase in Shares of Beneficial Interest Outstanding	123,214	178,351

Class A:
Shares Sold	65,212	597
Shares Reinvested	-	1
Shares Redeemed	(276)	-
Net Increase in Shares of Beneficial Interest Outstanding	64,936	598

Class C:
Shares Sold	-	100
Shares Reinvested	-	1
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	-	101

* The Epiphany FFV Latin America Fund commenced investment operations on March 12, 2012.
The accompanying notes are an integral part of these financial statements.

Epiphany FFV Global Ecologic Fund
Statement of Changes in Net Assets

For the
Period Ended
4/30/2013 *
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 322
Net Realized Gain on Investments	-
Net Change in Unrealized Appreciation on Investments	2,246
Net Increase in Net Assets Resulting from Operations	2,568

Distributions to Shareholders from:
Net Investment Income:
Class N	-
Class A	-
Class C	-
Realized Gains:
Class N	-
Class A	-
Class C	-
Net Change in Net Assets from Distributions	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	118,071
Class A	10,503
Class C	1,000
Shares Issued on Reinvestment of Dividends
Class N	-
Class A	-
Class C	-
Cost of Shares Redeemed:
Class N	-
Class A	-
Class C	-
Redemption Fees	-
Net Increase from Shareholder Activity	129,574

Net Assets:
Net Increase in Net Assets	132,142
Beginning of Period	-
End of Period (Including Accumulated Undistributed Net
Investment Income of $322)	$ 132,142

Share Activity
Class N:
Shares Sold	11,831
Shares Reinvested	-
Shares Redeemed	-
Net Increase in Shares of Beneficial Interest Outstanding	11,831

Class A:
Shares Sold	1,039
Shares Reinvested	-
Shares Redeemed	-
Net Increase in Shares of Beneficial Interest Outstanding	1,039

Class C:
Shares Sold	100
Shares Reinvested	-
Shares Redeemed	-
Net Increase in Shares of Beneficial Interest Outstanding	100

* The Epiphany FFV Global Ecologic Fund commenced investment operations on February 1, 2013.
The accompanying notes are an integral part of these financial statements.

Epiphany FFV Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	4/30/2013		10/31/2012	10/31/2011	10/31/2010	10/31/2009	10/31/2008

Net Asset Value, at Beginning of Period	$ 10.27		$ 9.27	$ 8.85	$ 7.63	$ 7.02	$ 10.05

Income From Investment Operations:
Net Investment Income (Loss) *	0.04		0.10	0.07	0.04	0.06	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	1.43		0.99	0.40	1.22	0.61	(2.90)
Total from Investment Operations	1.47		1.09	0.47	1.26	0.67	(2.82)

Distributions:
From Net Investment Income	(0.06)		(0.09)	(0.05)	(0.04)	(0.06)	(0.07)
From Net Realized Gain	(0.18)		-	-	-	-	(0.14)
Total from Distributions	(0.24)		(0.09)	(0.05)	(0.04)	(0.06)	(0.21)

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 11.50		$ 10.27	$ 9.27	$ 8.85	$ 7.63	$ 7.02

Total Return **	14.56%	(b)	11.85%	5.31%	16.53%	9.76%	(28.55)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,686		$ 11,622	$ 8,608	$ 5,374	$ 2,724	$ 1,536
Before Waiver
Ratio of Expenses to Average Net Assets	2.59%	(a)	2.43%	3.16%	3.77%	8.22%	10.55%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.39)%	(a)	0.07%	(0.90)%	(1.64)%	(5.87)%	(8.10)%
After Waiver
Ratio of Expenses to Average Net Assets	1.50%	(a)	1.50%	1.57%	1.70%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.69%	(a)	1.00%	0.69%	0.43%	0.84%	0.95%
Portfolio Turnover	21%	(b)	47%	84%	174%	41%	80%

(a) Annualized
(b) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months						Period
	Ended		Years Ended				Ended
	4/30/2013		10/31/2012	10/31/2011	10/31/2010	10/31/2009	10/31/2008	(a)

Net Asset Value, at Beginning of Period	$ 10.29		$ 9.28	$ 8.87	$ 7.62	$ 7.02	$ 8.77

Income From Investment Operations:
Net Investment Income *	0.04		0.10	0.07	0.03	0.06	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	1.43		1.00	0.39	1.25	0.60	(1.75)
Total from Investment Operations	1.47		1.10	0.46	1.28	0.66	(1.71)

Distributions:
From Net Investment Income	(0.05)		(0.09)	(0.05)	(0.03)	(0.06)	(0.04)
From Net Realized Gain	(0.18)		-	-	-	-	-
Total from Distributions	(0.23)		(0.09)	(0.05)	(0.03)	(0.06)	(0.04)

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 11.53		$ 10.29	$ 9.28	$ 8.87	$ 7.62	$ 7.02

Total Return **	14.62%	(b)	11.93%	5.21%	16.88%	0.10%	(19.57)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,689		$ 1,346	$ 518	$ 199	$ 84	$ 56
Before Waiver
Ratio of Expenses to Average Net Assets	2.61%	(c)	2.38%	3.24%	3.75%	8.22%	10.53%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.44)%	(c)	0.07%	(0.93)%	(1.70)%	(5.90)%	(8.13)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.50%	(c)	1.50%	1.56%	1.69%	1.50%	1.50%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67%	(c)	0.96%	0.75%	0.36%	0.82%	0.90%	(c)
Portfolio Turnover	21%	(b)	47%	84%	174%	41%	80%	(b)

(a) The Epiphany FFV Fund Class A commenced operations on March 19, 2008.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months						Period
	Ended		Years Ended				Ended
	4/30/2013		10/31/2012	10/31/2011	10/31/2010	10/31/2009	10/31/2008	(a)

Net Asset Value, at Beginning of Period	$ 10.19		$ 9.20	$ 8.80	$ 7.62	$ 7.00	$ 9.08

Income From Investment Operations:
Net Investment Income (Loss) *	0.00		0.02	(0.01)	(0.02)	0.01	0.00
Net Gain (Loss) on Securities (Realized and Unrealized)	1.42		0.99	0.41	1.21	0.63	(2.08)
Total from Investment Operations	1.42		1.01	0.40	1.19	0.64	(2.08)

Distributions:
From Net Investment Income	(0.01)		(0.02)	-	(0.01)	(0.02)	-	(d)
From Net Realized Gain	(0.17)		-	-	-	-	-
Total from Distributions	(0.18)		(0.02)	-	(0.01)	(0.02)	-

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 11.43		$ 10.19	$ 9.20	$ 8.80	$ 7.62	$ 7.00

Total Return **	14.21%	(b)	10.98%	4.55%	15.57%	9.12%	(22.86)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 190		$ 150	$ 55	$ 83	$ 11	$ 8
Before Waiver
Ratio of Expenses to Average Net Assets	3.36%	(c)	3.15%	3.82%	4.51%	8.97%	11.13%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.20)%	(c)	(0.74)%	(1.62)%	(2.29)%	(6.42)%	(8.83)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	2.25%	(c)	2.25%	2.33%	2.45%	2.25%	2.25%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.09)%	(c)	0.16%	(0.13)%	(0.23)%	0.29%	0.04%	(c)
Portfolio Turnover	21%	(b)	47%	84%	174%	41%	80%	(b)

(a) The Epiphany FFV Fund Class C commenced operations on February 13, 2008.
(b) Not annualized
(c) Annualized
(d) Net investment income distribution was less then $0.01 per share.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Strategic Income Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months					Period
	Ended		Years Ended			Ended
	4/30/2013		10/31/2012	10/31/2011		10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 10.56		$ 10.21	$ 10.26		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.18		0.32	0.37		0.24
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01		0.34	(0.07)		0.22
Total from Investment Operations	0.19		0.66	0.30		0.46

Distributions:
From Net Investment Income	(0.11)		(0.31)	(0.35)		(0.20)
From Net Realized Gain	(0.02)		-	-	***	-
Total from Distributions	(0.13)		(0.31)	(0.35)		(0.20)

Redemption Fees ***	-		-	-		-

Net Asset Value, at End of Period	$ 10.62		$ 10.56	$ 10.21		$ 10.26

Total Return **	2.81%	(c)	5.57%	3.04%		4.70%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,385		$ 10,089	$ 8,816		$ 3,832
Before Waiver
Ratio of Expenses to Average Net Assets	1.81%	(b)	2.19%	3.15%		5.27%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.89%	(b)	2.18%	1.73%		(0.16)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.25%	(b)	1.25%	1.25%		1.25%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.45%	(b)	3.12%	3.63%		3.86%	(b)
Portfolio Turnover	25%	(c)	56%	53%		35%	(c)

(a) The Epiphany FFV Strategic Income Fund Class N commenced operations on March 1, 2010.
(b) Annualized
(c) Not Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Strategic Income Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months					Period
	Ended		Years Ended			Ended
	4/30/2013		10/31/2012	10/31/2011		10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 10.66		$ 10.24	$ 10.27		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.18		0.32	0.38		0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.03)		0.40	(0.08)		0.26
Total from Investment Operations	0.15		0.72	0.30		0.31

Distributions:
From Net Investment Income	(0.11)		(0.30)	(0.33)		(0.04)
From Net Realized Gain	(0.02)		-	-	***	-
Total from Distributions	(0.13)		(0.30)	(0.33)		(0.04)

Redemption Fees ***	-		-	-		-

Net Asset Value, at End of Period	$ 10.68		$ 10.66	$ 10.24		$ 10.27

Total Return **	2.85%	(c)	5.61%	3.05%		3.20%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,271		$ 2,481	$ 752		$ 41
Before Waiver
Ratio of Expenses to Average Net Assets	2.44%	(b)	2.16%	3.05%		4.29%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.19%	(b)	2.15%	1.94%		1.06%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.25%	(b)	1.25%	1.25%		1.25%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.38%	(b)	3.06%	3.73%		4.10%	(b)
Portfolio Turnover	25%	(c)	56%	53%		35%	(c)

(a) The Epiphany FFV Strategic Income Fund Class A commenced operations on July 28, 2010.
(b) Annualized
(c) Not Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Strategic Income Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months					Period
	Ended		Years Ended			Ended
	4/30/2013		10/31/2012	10/31/2011		10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 10.63		$ 10.20	$ 10.26		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.14		0.23	0.30		0.00	***
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.06)		0.42	(0.08)		0.26
Total from Investment Operations	0.08		0.65	0.22		0.26

Distributions:
From Net Investment Income	(0.08)		(0.22)	(0.28)		-
From Net Realized Gain	(0.02)		-	-	***	-
Total from Distributions	(0.10)		(0.22)	(0.28)		-

Redemption Fees ***	-		-	-		-

Net Asset Value, at End of Period	$ 10.61		$ 10.63	$ 10.20		$ 10.26

Total Return **	2.40%	(c)	4.80%	2.23%		2.70%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 536		$ 382	$ 126		$ 12
Before Waiver
Ratio of Expenses to Average Net Assets	2.56%	(b)	2.92%	3.74%		6.18%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.09%	(b)	1.34%	1.18%		(2.26)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	2.00%	(b)	2.00%	2.01%		2.00%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.65%	(b)	2.25%	2.91%		1.92%	(b)
Portfolio Turnover	25%	(c)	56%	53%		35%	(c)

(a) The Epiphany FFV Strategic Income Fund Class C commenced operations on July 28, 2010.
(b) Annualized
(c) Not Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Dana Large Cap Core Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months				Period
	Ended		Years Ended		Ended
	4/30/2013		10/31/2012	10/31/2011	10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 13.88		$ 12.50	$ 11.83	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.11		0.14	0.09	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	1.81		1.51	0.67	1.81
Total from Investment Operations	1.92		1.65	0.76	1.87

Distributions:
From Net Investment Income	(0.12)		(0.14)	(0.09)	(0.04)
From Net Realized Gain	(0.08)		(0.13)	-	-
Total from Distributions	(0.20)		(0.27)	(0.09)	(0.04)

Redemption Fees ***	-		-	-	-

Net Asset Value, at End of Period	$ 15.60		$ 13.88	$ 12.50	$ 11.83

Total Return **	13.96%	(c)	13.44%	6.40%	18.76%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,850		$ 12,819	$ 8,961	$ 3,524
Before Waiver
Ratio of Expenses to Average Net Assets	2.20%	(b)	2.30%	3.50%	9.63%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.26%	(b)	0.24%	(1.28)%	(7.32)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.98%	(b)	1.50%	1.50%	1.50%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.48%	(b)	1.04%	0.72%	0.82%	(b)
Portfolio Turnover	38%	(c)	54%	53%	32%	(c)

(a) The Dana Large Cap Core Fund Class N commenced operations on March 1, 2010.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Dana Large Cap Core Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months				Period
	Ended		Years Ended		Ended
	4/30/2013		10/31/2012	10/31/2011	10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 13.92		$ 12.52	$ 11.84	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.09		0.14	0.08	-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	1.78		1.52	0.67	1.84
Total from Investment Operations	1.87		1.66	0.75	1.84

Distributions:
From Net Investment Income	(0.13)		(0.13)	(0.07)	-
From Net Realized Gain	(0.10)		(0.13)	-	-
Total from Distributions	(0.23)		(0.26)	(0.07)	-

Redemption Fees ***	-		-	-	-

Net Asset Value, at End of Period	$ 15.56		$ 13.92	$ 12.52	$ 11.84

Total Return **	13.61%	(c)	13.54%	6.36%	8.13%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 291		$ 678	$ 301	$ 3
Before Waiver:
Ratio of Expenses to Average Net Assets	2.21%	(b)	2.27%	3.11%	4.75%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57%	(b)	0.22%	(0.95)%	(2.94)%	(b)
After Waiver:
Ratio of Expenses to Average Net Assets	1.50%	(b)	1.50%	1.50%	1.50%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.28%	(b)	1.00%	0.66%	0.31%	(b)
Portfolio Turnover	38%	(b)	54%	53%	32%	(b)

(a) The Dana Large Cap Core Fund Class A commenced operations on July 28, 2010.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Dana Large Cap Core Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months					Period
	Ended		Years Ended			Ended
	4/30/2013		10/31/2012	10/31/2011		10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 13.88		$ 12.50	$ 11.83		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.03		0.01	-	***	-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	1.79		1.52	0.67		1.83
Total from Investment Operations	1.82		1.53	0.67		1.83

Distributions:
From Net Investment Income	(0.03)		(0.02)	-		-
From Net Realized Gain	(0.08)		(0.13)	-		-
Total from Distributions	(0.11)		(0.15)	-		-

Redemption Fees ***	-		-	-		-

Net Asset Value, at End of Period	$ 15.59		$ 13.88	$ 12.50		$ 11.83

Total Return **	13.25%	(c)	12.40%	5.66%		8.04%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 45		$ 65	$ 13		$ 12
Before Waiver:
Ratio of Expenses to Average Net Assets	2.97%	(b)	2.97%	3.86%		5.50%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.28)%	(b)	(0.66)%	(0.20)%		(3.69)%	(b)
After Waiver:
Ratio of Expenses to Average Net Assets	2.25%	(b)	2.25%	2.25%		2.25%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.44%	(b)	0.06%	1.41%		(0.44)%	(b)
Portfolio Turnover	38%	(b)	54%	53%		32%	(b)

(a) The Dana Large Cap Core Fund Class C commenced operations on July 28, 2010.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Latin America Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the		For the
	Six Months Ended		Period Ended
	4/30/2013		10/31/2012	(a)

Net Asset Value, at Beginning of Period	$ 9.61		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.10		0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	0.90		(0.35)
Total from Investment Operations	1.00		(0.32)

Distributions:
From Net Investment Income	-		(0.07)
From Net Realized Gain	-		-
Total from Distributions	-		(0.07)

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 10.61		$ 9.61

Total Return **	10.41%	(b)	(3.12)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,199		$ 1,714
Before Waiver
Ratio of Expenses to Average Net Assets	6.70%	(c)	11.40%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(3.02)%	(c)	(9.08)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.75%	(c)	1.75%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.93%	(c)	0.56%	(c)
Portfolio Turnover	2%	(b)	3%	(b)

(a) The Epiphany FFV Latin America Fund Class N commenced investment operations on March 12, 2012.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Latin America Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the		For the
	Six Months Ended		Period Ended
	4/30/2013		10/31/2012	(a)

Net Asset Value, at Beginning of Period	$ 9.59		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.15		(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.86		(0.24)
Total from Investment Operations	1.01		(0.32)

Distributions:
From Net Investment Income	-		(0.09)
From Net Realized Gain	-		-
Total from Distributions	-		(0.09)

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 10.60		$ 9.59

Total Return **	10.53%	(b)	(3.14)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 695		$ 6
Before Waiver
Ratio of Expenses to Average Net Assets	5.93%	(c)	10.50%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.33)%	(c)	(10.06)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.75%	(c)	1.75%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.85%	(c)	(1.30)%	(c)
Portfolio Turnover	2%	(b)	3%	(b)

(a) The Epiphany FFV Latin America Fund Class A commenced investment operations on March 12, 2012.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Latin America Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the		For the
	Six Months Ended		Period Ended
	4/30/2013		10/31/2012	(a)

Net Asset Value, at Beginning of Period	$ 9.57		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.05		(0.13)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.90		(0.23)
Total from Investment Operations	0.95		(0.36)

Distributions:
From Net Investment Income	-		(0.07)
From Net Realized Gain	-		-
Total from Distributions	-		(0.07)

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 10.52		$ 9.57

Total Return **	9.93%	(b)	(3.54)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1		$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	7.39%	(c)	12.71%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(3.89)%	(c)	(12.37)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	2.50%	(c)	2.50%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.00%	(c)	(2.16)%	(c)
Portfolio Turnover	2%	(b)	3%	(b)

(a) The Epiphany FFV Latin America Fund Class C commenced operations on March 12, 2012.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Global Ecologic Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the
	Period Ended
	4/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	0.16
Total from Investment Operations	0.19

Distributions:
From Net Investment Income	-
From Net Realized Gain	-
Total from Distributions	-

Redemption Fees	-

Net Asset Value, at End of Period	$ 10.19

Total Return **	1.90%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 121
Before Waiver
Ratio of Expenses to Average Net Assets	104.03%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(101.11)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.50%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.43%	(c)
Portfolio Turnover	0%	(b)

(a) The Epiphany FFV Global Ecologic Fund Class N commenced operations on February 1, 2013.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Global Ecologic Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the
	Period Ended
	4/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	0.16
Total from Investment Operations	0.19

Distributions:
From Net Investment Income	-
From Net Realized Gain	-
Total from Distributions	-

Redemption Fees	-

Net Asset Value, at End of Period	$ 10.19

Total Return **	1.90%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11
Before Waiver
Ratio of Expenses to Average Net Assets	136.06%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(133.35)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.50%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.21%	(c)
Portfolio Turnover	0%	(b)

(a) The Epiphany FFV Global Ecologic Fund Class A commenced operations on February 1, 2013.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Global Ecologic Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the
	Period Ended
	4/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	0.16
Total from Investment Operations	0.17

Distributions:
From Net Investment Income	-
From Net Realized Gain	-
Total from Distributions	-

Redemption Fees	-

Net Asset Value, at End of Period	$ 10.17

Total Return **	1.70%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	109.52%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(106.96)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	2.25%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.30%	(c)
Portfolio Turnover	0%	(b)

(a) The Epiphany FFV Global Ecologic Fund Class C commenced operations on February 1, 2013.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2013 (UNAUDITED)

1.  ORGANIZATION

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust consists of five funds: the Epiphany FFV Fund (“FFV Fund”); the Epiphany FFV Strategic Income Fund (“Strategic Income Fund”), the Dana Large Cap Core Fund (“Large Cap Core Fund”) (formerly known as the Epiphany Large Cap Core Fund), Epiphany FFV Latin America Fund (“Latin America Fund”), and the Epiphany FFV Global Ecologic Fund (“Global Ecologic Fund”) (collectively the “Funds”).  The Trust became effective with the Securities and Exchange Commission on January 5, 2007 and commenced investment operations on January 8, 2007.  Each Fund is registered to offer three classes of shares, Class N, Class A and Class C.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Epiphany FFV Small Cap Fund (formerly named the Epiphany Focused Fund and the Hillcrest FFV Small Cap Value Fund) was reorganized and merged into the Epiphany FFV Fund. The closing date for the reorganization and merger was June 22, 2012.

Each of the Funds are diversified and have the following investment objective.  The investment objective of the FFV Fund is to seek long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment objective of the Strategic Income Fund is to seek income from investments in income-producing securities issued by corporations whose business activities and practices are consistent with fundamental Christian moral and ethical principles.  The investment objective of the Large Cap Core Fund, Latin America Fund, and the Global Ecologic Fund is to seek long-term growth of capital. The investment adviser to the Funds is Trinity Fiduciary Partners LLC (the "Adviser") and the Sub-Adviser to the Large Cap Core Fund is Dana Investment Advisors, Inc. and the Sub-Adviser to the Global Ecologic Fund is Ecologic Advisors, Inc. (the “Sub-Advisers”).

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation - The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the "Board") has determined represents fair value.  When market quotations are not readily available, when the Adviser or the Sub-Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At April 30, 2013, no securities were fair valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or the Sub-Advisers are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser or the Sub-Advisers would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Options transactions - The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio and to generate income or gain for the Funds.  The ability of the Funds to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.  The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.

The number of option contracts written and the premiums received by the FFV Fund during the six months ended April 30, 2013, was as follows:

	Number of Contracts	Premiums Received
Options outstanding, October 31, 2012	-	-
Options written	5	523
Options exercised	(-)	(-)
Options expired	(5)	(523)
Options closed	(-)	(-)
Options outstanding, April 30, 2013	-	-

The number of option contracts purchased and the premiums received by the FFV Fund during the six months ended April 30, 2013, was as follows:

	Number of Contracts	Premiums Paid
Options outstanding, October 31, 2012	-	-
Options purchased	5	793
Options exercised	(-)	(-)
Options expired	(-)	(-)
Options terminated	(5)	(793)
Options outstanding, April 30, 2013	-	-

As of April 30, 2013, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $0 and $(220), respectively for the FFV Fund.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

Federal Income Tax - The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2009-2011 returns and in the Funds’ 2012 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Funds identify its major tax jurisdictions as U.S. Federal and Ohio State.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations.  During the six months ended April 30, 2013, the Funds did not incur any interest or penalties.

Distribution to Shareholders - The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
FFV Fund	Quarterly	Annually
Strategic Income Fund	Monthly	Annually
Large Cap Core Fund	Quarterly	Annually
Latin America Fund	Quarterly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as distributions of paid-in-surplus or tax return of capital.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Allocation of Expenses - Expenses specifically attributable to a particular Fund are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds of the Trust or another reasonable basis.

Subsequent Events - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

3.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
FFV Fund	$ 2,825,443	$ 3,072,175
Strategic Income Fund	4,292,899	3,339,443
Large Cap Core Fund	6,030,626	5,407,591
Latin America Fund	1,810,030	40,268
Global Ecologic Fund	108,912	-

4.  ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Trinity Fiduciary Partners LLC serves as the Funds’ investment adviser (the “Adviser”).  Sam Saladino, a Trustee of the Trust, is also the Chief Executive Officer of the Adviser.

Trinity Fiduciary Partners LLC (the "Adviser") acts as investment adviser for the Funds pursuant to the terms of a Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies.  As compensation for its services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the FFV Fund and Large Cap Core Funds, 0.50% of the average daily net assets of the Strategic Income Fund, 1.00% of the average daily net assets of the Latin America Fund, and 0.80% of the average daily net assets of the Global Ecologic Fund. Pursuant to a sub-advisory agreement, the Adviser pays the sub-adviser, Dana Investment Advisors, Inc., a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.375% of the Strategic Income Fund, 0.6375% of the Large Cap Core Fund.  Pursuant to a sub-advisory agreement, the Adviser pays the sub-adviser, Ecologic Advisors, Inc., a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.40% of the Global Ecologic Fund.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed to waive, at least until February 28, 2014, a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.50%, 2.25%, and 1.50% per annum for Class A, C, and N, respectively, of the FFV Fund’s, 1.75%, 2.50%, and 1.75% per annum for Class A, C, and N shares respectively, of the Latin America Fund’s, 1.25%, 2.00%  and 1.25%, per annum for Class A, C, and N shares respectively, of the Strategic Income Fund’s, 1.50%, 2.25% and 1.50% per annum for the Class A, C and N shares respectively, of the Global Ecologic Fund’s average daily net assets.  For the period March 1, 2012 through February 28, 2013 the Adviser waived a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.50%, 2.25% and 1.50% per annum for the Class A, C and N shares respectively, of the Large Cap Core Fund’s average daily net assets.  From March 1, 2013 through February 28, 2014, the Adviser has agreed to waived a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.50%, 2.25% and 0.98% per annum for the Class A, C and N shares respectively, of the Large Cap Core Fund’s average daily net assets.  During the six months ended April 30, 2013, the Adviser waived/reimbursed fees for the Funds as follows:

Fund

Waiver/Reimbursement

FFV Fund

$ 75,198

Strategic Income Fund

$ 47,326

Large Cap Core Fund

$ 87,189

Latin America Fund

$ 60,094

Global Ecologic Fund

$ 23,462

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the percentages indicated above the Adviser shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed 1.50%, 2.25%, and 1.50% per annum for Class A, C and N shares respectively of the FFV Fund, 1.75%, 2.50%, and 1.75% per annum for Class A, C and N shares respectively, of the Latin America Fund, 1.25%, 2.00%, and 1.25%, per annum for Class A, C and N shares respectively, of the Strategic Income Fund, 1.50%, 2.25% and 1.50% per annum for the Class A, C and N shares respectively, of the Global Ecologic Fund and 1.50%, 2.25% and 1.50% per annum for the Class A, C and N shares respectively, of the Large Cap Core Fund.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

During the period ended October 31, 2012 the Adviser has the following waived expenses that may be recovered no later then the dates indicated:

	October 31, 2013	October 31, 2014	October 31, 2015	Total
FFV Fund *	$ 120,871	$ 205,057	$ 104,805	$ 430,733
FFV Strategic Income Fund	$ 71,605	$ 122,423	$ 108,035	$ 302,063
Dana Large Cap Core Fund	$ 84,142	$ 101,213	$ 95,573	$ 280,928
FFV Latin America Fund	$ -	$ -	$ 84,733	$ 84,733

* The FFV Small Cap Fund merged with the FFV Fund on June 22, 2012.  Expenses waivers that were available for recapture for the FFV Small Cap Fund were assigned to the FFV Fund upon completion of the merger, and are available for recapture now by the FFV Fund.  The expense recapture amounts that were assigned to the FFV Fund from the FFV Small Cap Fund were $60,136 that expires on October 31, 2013 and $77,543 that expires on October 31, 2014.

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25%, 0.25% and 1.00% of the average daily net assets attributable to Class A, Class N and C shares, respectively, and is paid to the Adviser, to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

Distributor - Effective, February 16, 2012, Rafferty Capital Markets, LLC (“Distributor”) serves as the principal underwriter to the Funds pursuant to a distribution agreement dated January 17, 2012.  Prior to February 16, 2012, Northern Lights Distributors, LLC served as the Funds Distributor.  Class N shares are offered at net asset value (“NAV”) with no front-end sales charge nor do they incur a sales charge at the time of redemption.  Class A shares are offered at NAV plus a front-end sales charge of up to 5%.  The front-end sales charge is determined by the amount of your investment and is reduced on purchases exceeding $50,000.  Class C shares are offered at NAV with no front-end sales charge.  If you sell your Class C shares within one year of purchase, the shares will be subject to a 1% contingent deferred sales charge (“CDSC”).  The CDSC is deduction from the redemption proceeds.  The Distributor retains the fees in connection with the sales and redemptions of both Class A and Class C shares.

Trustees – The Funds pay no compensation to its Trustees who are employees of the Adviser or its Affiliates.  The board has approved that each Independent Trustees will receive a fee of $6,000 per year.  The Funds will also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

5.  REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the six months ended April 30, 2013, there were $215 of redemption fees assessed in the FFV Fund, $1,154 of redemption fees assessed to Strategic Income Fund, and $37 of redemption fees assessed to Global Ecologic Fund. The redemption fees are included in paid in capital.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the six months ended April 30, 2013, was as follows:

	Ordinary Income	Capital Gains	Total
FFV Fund	$ 96,683	$ 203,178	$ 299,861
Strategic Income Fund	152,501	13,626	166,127
Large Cap Core Fund	115,929	76,817	192,746
Latin America Fund	-	-	-
Global Ecologic Fund	-	-	-

The tax character of distributions for the year ended October 31, 2012, was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
FFV Fund	$ 102,520	$ -	$ 102,520
FFV Focused Fund	342,785	-	342,785
FFV Strategic Income Fund	222,706	8,173	230,879
Dana Large Cap Core Fund	10,354	-	10,354

NOTE 7.  TAX MATTERS

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at October 31, 2012, the following represents the tax basis capital gains and losses:

	FFV	FFV Strategic Income	Dana Large Cap Core	FFV Latin America
	Fund	Fund	Fund	Fund

Undistributed ordinary income	$ 18,074	$ -0-	$ 5,642	$ -0-
Accumulated realized gains	$ 203,190	$ 12,046	$ 74,895	$ -0-

Capital Loss Carry-forwards (a)
Short-Term	$ -0-	$ -0-	$ -0-	$ 14,654
	$ -0-	$ -0-	$ -0-	$ 14,654

As of October 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	FFV	FFV Strategic Income	Dana Large Cap Core	FFV Latin America
	Fund	Fund	Fund	Fund

Gross unrealized appreciation on investment securities,	$1,744,373	$ 445,836	$2,022,342	$110,376
Gross unrealized depreciation on investment securities	(309,396)	(63,074)	(143,096)	(127,080)
Net unrealized appreciation on investment securities	$1,434,977	$382,762	$1,879,246	$(16,704)

Cost of investment securities (including short-term
Investments)**	$11,393,565	$12,383,805	$11,675,893	$1,701,679

** The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

(a) The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

NOTE 8.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Epiphany Funds
Expense Illustration
April 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Epiphany Fund(s), you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 through April 30, 2013.  Also, for the Epiphany FFV Global Ecologic Fund, the period February 1, 2012 (commencement of investment operations) through April 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Epiphany FFV Fund Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,145.59	$7.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,146.21	$7.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,142.15	$11.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.64	$11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Strategic Income Fund Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,027.78	$6.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Strategic Income Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,028.47	$6.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Strategic Income Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,024.04	$10.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Dana Large Cap Core Fund Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,139.60	$5.20
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Dana Large Cap Core Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,136.12	$7.94
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Dana Large Cap Core Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,132.52	$11.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.64	$11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Latin America Fund Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,104.06	$9.13
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Latin America Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,105.32	$9.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Latin America Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,099.27	$13.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.40	$12.47

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Global Ecologic Fund Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,019.00	$7.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Global Ecologic Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,019.00	$7.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Global Ecologic Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,017.00	$11.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.64	$11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Epiphany FFV Global Ecologic Fund Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	February 1, 2013	April 30, 2013	February 1, 2013 to April 30, 2013

Actual	$1,000.00	$1,019.00	$3.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.53	$3.67

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 89/365 (to reflect the one-half year period).

		Epiphany FFV Global Ecologic Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	February 1, 2013	April 30, 2013	February 1, 2013 to April 30, 2013

Actual	$1,000.00	$1,019.00	$3.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.53	$3.67

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 89/365 (to reflect the one-half year period).

		Epiphany FFV Global Ecologic Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	February 1, 2013	April 30, 2013	February 1, 2013 to April 30, 2013

Actual	$1,000.00	$1,017.00	$5.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.71	$5.50

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 89/365 (to reflect the one-half year period).

EPIPHANY FUNDS

TRUSTEES AND OFFICERS

APRIL 30, 2013 (UNAUDITED)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-800-320-2185.

Name Address and Age	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [1]	Other Directorships Held by Trustee
Robert J. Mitchell 306 W. 7th St., Suite 888 Fort Worth, TX 76102 Age: 64	Trustee	Indefinite/ Dec. 2006- present	Insurance Producer, Mitchell & Moroneso Insurance Services, Inc., since 1988.	5	Principal, Board Member, Mitchell & Moroneso IS, Inc.
William Reichenstein Baylor University Hankamer School of Business Waco, TX 76798 Age: 60	Trustee	Indefinite/ Dec. 2006 - present	Professor of Finance, Baylor University, since 1990. Principal, Retiree, Inc. since 2008.	5	Independent Director, CM Advisors Family of Funds
Joseph Kenneth Dalton 3613 Lands End St. Fort Worth, TX 76109 Age: 71	Trustee	Indefinite/ June 2009 - present	Retired	5	Independent Director, Rydex Mutual Funds and Rydex Variable Annuities; Independent Director, AA Sleeper Cab Co.

1 The “Fund Complex” consists of the Epiphany FFV Fund, the Epiphany FFV Strategic Income Fund, the Dana Large Cap Core Fund, Epiphany FFV Latin America Fund, and the Epiphany FFV Global Ecologic Fund.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Samuel J. Saladino, III[2] 106 Decker Ct., Suite 226 Irving, TX 75062 Age: 39	President, Chairman and Trustee	Indefinite/ Dec. 2006 – present (Trustee since Sept. 2006)	Chief Executive Officer, Trinity Fiduciary Partners, LLC, investment adviser, since 2005. Owner, Ameriprise, financial planning (1995-2004).	5	None
C. Elizabeth Fahy 106 Decker Ct., Suite 226 Irving, TX 75062 Age: 36	General Counsel, Secretary and Chief Compliance Officer	Indefinite/ Nov. 2011- present (General Counsel and Secretary since Sept. 2012)	Chief Compliance Officer, Trinity Fiduciary Partners, LLC since 2011. Attorney, U.S. Dept. of Labor, (2002-2010). Attorney, U.S. Securities & Exchange Commission (2000-2002).	N/A	None
Nancy P. Benson 106 Decker Ct., Suite 226, Irving, TX 75062 Age: 41	Treasurer	Indefinite / May 2012- present	President, Trinity Fiduciary Partners, LLC since 2010. Managing Director of Treasury and Investor Relations of Pier 1 Imports (2002-2010).	N/A	None

1 The “Fund Complex” consists of the Epiphany FFV Fund, the Epiphany FFV Strategic Income Fund, the Dana Large Cap Core Fund, Epiphany FFV Latin America Fund, and the Epiphany FFV Global Ecologic Fund.

2 Samuel J. Saladino, III is considered an “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and Chief Executive Officer of the Fund’s investment adviser.

EPIPHANY FUNDS

ADDITIONAL INFORMATION

APRIL 30, 2013 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 320-2185 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-320-2185.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-320-2185.

INVESTMENT ADVISOR

Trinity Fiduciary Partners LLC

106 Decker Court, Suite 226

Irving, TX  75062

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA  19001

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

CUSTODIAN

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: July 2, 2013

By /s/Nancy P. Benson

      Nancy P. Benson

      Treasurer

Date: July 2, 2013